Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Investments:
Delinquency period to place loans on non-accrual status		90 days
Other-than-temporary impairment threshold, percentage of market price to original purchase price		80.00%
Other Assets
Impairments of finite-lived or indefinite-lived other intangible assets		$ 0	$ 0
Reserves
Percentage of certainty that ultimate losses will not exceed claims reserves	0.00%
Deferred Gain on Disposal of Businesses
Adjustments to estimates affecting deferred gain on disposal of businesses		$ 0
Long Duration Contracts
Percentage of risks related to reserves recorded for policies under FFG, LTC and life insurance no longer offered, ceded via reinsurance		100.00%